TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Trade payables and payables to merchants (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade payables and payables to merchants
Trade payables and payables to merchants	₺ 25,879,493	₺ 19,599,492
Retail suppliers and service providers
Trade payables and payables to merchants
Trade payables and payables to merchants	15,106,017	11,342,600
Payables arising from supplier and merchant financing arrangements, included in payables to retail suppliers and service providers	₺ 161,327	₺ 374,356
Average maturity term for payables	71 days	57 days
Merchants
Trade payables and payables to merchants
Trade payables and payables to merchants	₺ 10,773,476	₺ 8,256,892
Average maturity term for payables	20 days	21 days